Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2016
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies	NOTE B – Summary of Significant Accounting Policies All significant accounting policies can be viewed on the Company’s annual report filed with the Securities and Exchange Commission.